Schedule of property and equipment (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 754,017	$ 981,154	$ 971,528
Less: accumulated depreciation	(594,133)	(773,107)	(684,970)
Net book value	159,884	208,047	286,558
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	570,887	742,860	742,860
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Total	71,716	93,320	94,238
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	9,377	12,202	9,070
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	5,140	6,689	6,689
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total	90,532	117,803	117,803
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 6,365	$ 8,280	$ 868